Leases (Tables)	6 Months Ended
Jun. 30, 2019
Leases
Activity related to the company's leases

Activity related to the Company's leases for the three and six months ended June 30, 2019 is as follows (in thousands):

	Three Months	Six Months
	Ended	Ended
	June 30,	June 30,
	2019	2019
Operating lease expense	2,558	$5,147
Cash for amounts included in the measurement of operating liability	2,803	5,637
Right-of-use assets obtained in exchange for operating liabilities	—	—

At June 30, 2019, the weighted average borrowing rate and weighted average lease term are as follows:

Weighted average borrowing rate	2.9%
Weighted average remaining lease term (years)	6.0

Schedule of maturity of lease liabilities and future minimum lease payments

The following table presents the maturity of lease liabilities as of June 30, 2019 (in thousands):

Remainder of 2019	$5,640
2020	7,684
2021	5,349
2022	4,050
2023	3,876
Thereafter	11,151
Total future minimum lease payments	37,750
Less imputed interest	(3,222)
Lease liability	$34,528

At June 30, 2019, the future minimum lease payments are as follows (in thousands):

Remainder of 2019	$5,640
2020	7,684
2021	5,349
2022	4,050
2023	3,876
Thereafter	11,151
$37,750